Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Cash and Cash Equivalents	Cash and Cash Equivalents
The Company’s policy is to invest cash in excess of operating requirements in highly liquid investments. For the purpose of the consolidated statements of cash flows, cash and cash equivalents consist of the following:

	December 31, 2023	December 31, 2022
	$	$
Cash	194.4	139.5
Unrestricted investments	158.5	8.8
Cash and cash equivalents	352.9	148.3